Selling and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling and marketing expenses
Schedule of selling and marketing expenses

	2023	2022	2021
Advertising costs	(218,351)	(146,449)	(266,804)
Employee benefits expenses	(7,387)	(6,225)	(3,261)
	(225,738)	(152,674)	(270,065)